INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Long-term deferred tax assets	$ 20,097	$ 6,161
Domestic [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	8,683	3,414
Foreign [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	$ 11,414	$ 2,747